LEASES	12 Months Ended
Sep. 30, 2023
LEASES
LEASES

12.         LEASES

As of September 30, 2023, the Company’s operating lease right of use assets and operating lease liability are RMB580 and RMB821, respectively. The Company made the impairment of right of use assets of RMB-nil- and RMB-nil- for the years ended September 30, 2022 and 2023, respectively. The weighted-average remaining lease term is 1.8 years and the weighted-average discount rate is 4.9%.

The following table summarizes the components of lease expense:

Year ending
September 30,
RMB
Operating lease cost	241
Short-term lease cost	—
Total	6

The following table summarizes supplemental information related to leases:

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	—

As of September 30, 2023, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ending September 30,	RMB
2024	178
2025	63
2026	—
2027	—
2028	—
Thereafter	—
241